Post-employment benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	16.00%	23.00%
Debt securities, total plan assets fair value percent	64.00%	60.00%
Alternative investments, total plan asset fair value percent	20.00%	17.00%
Total plan assets fair value percent	100.00%	100.00%
Defined benefit obligation hedged	$ 4,000
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	28,040	$ 27,785
Equity securities included in total plan assets	$ 3	$ 3
Equity securities percent included in total plan assets	0.01%	0.01%
Debt securities included in total plan assets	$ 85	$ 141
Debt securities percent included in total plan assets	0.30%	0.51%
Alternative investments included in total plan assets	$ 149	$ 149
Alternative investments percent included in total plan assets	0.53%	0.54%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,466	$ 369
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	3,123	2,564
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,208	1,200
DB pension | Real estate
Disclosure of fair value of plan assets [line items]
Alternative investments	1,429	1,033
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	55	76
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	952	1,027
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	13,643	13,361
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	3,436	5,242
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 2,728	$ 2,913
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	0.00%
Debt securities, weighted average target allocation	60.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	50.00%